Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 3,863	$ 508
Derivative financial instruments
Disclosure of financial liabilities [line items]
Other financial liabilities	3,168	9
Security deposits
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 695	$ 499